Share Options	12 Months Ended
Dec. 31, 2023
Share Options [Abstract]
SHARE OPTIONS

NOTE 12 - SHARE OPTIONS

Share option plan:

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “Plan”), pursuant to which the Company’s Board of Directors may award share options to purchase the Company’s Ordinary Shares as well as restricted shares, RSUs and other share-based awards to designated participants. Subject to the terms and conditions of the Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective award agreements, including, but not limited to, the number of share options to be granted to each optionee, the number of shares to be covered by each share option, provisions concerning the time and the extent to which the share options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the fair market value of the shares covered by each award; (iv) make an election as to the type of approved 102 Option under Israeli tax law; (v) designate the type of share options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the Plan; (vii) interpret the provisions of the Plan and to amend from time to time the terms of the Plan.

The Plan permits the grant of up to 2,069,280 share Ordinary Shares subject to adjustments set in the Plan. As of December 31, 2023, considering the effect of previously exercised share options, there were 462,706 Ordinary Shares available for future issuance under the Plan.

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2023, 2022 and 2021:

	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Granted	214,688	2.05	9.64
Forfeited or expired	(101,520)	1.80	-
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Exercisable as of December 31, 2021	927,988	1.60	4.25	3,429

	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83	-	-
Forfeited or expired	(83,052)	1.45	-	-
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	151,600	2.88	-	-
Exercised	(168,447)	0.29	-	-
Forfeited or expired	(258,777)	1.81	-	-
Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Exercisable as of December 31, 2023	863,616	2.07	4.70	84

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of each of the applicable reported period and the exercise price, multiplied by the number of in-the-money share options) that would have been received by the share option holders had all share options holders exercised their share options on December 31 of each of the reported period. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Share.

The outstanding and exercisable share options as of December 31, 2023 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of December 31, 2023	Weighted average remaining contractual term (years)	Share options exercisable as of December 31, 2023	Weighted average remaining contractual term (years)

0.00	22,005	3.61	22,005	3.61
1.14	166,080	3.01	166,080	3.01
1.48	50,000	9.70	-	-
1.67	43,200	1.21	43,200	1.21
1.74	12,800	9.30	1,600	9.30
1.83	765,079	6.96	468,858	6.02
2.79	6,400	9.59	-
3.2	25,002	7.65	14,064	7.65
3.79	60,000	0.59	60,000	0.59
4.00	76,000	9.18	19,008	9.18
4.17	28,800	2.03	28,800	2.03
5.12	40,000	5.54	40,000	5.54
	1,295,367		863,616

On November 22, 2023, the Company’s Board of Directors approved the extension of contractual life of 167,760 options which were previously granted to certain employees by an additional 3 years. The Company accounted for the extension of the options’ contractual life pursuant to ASC 718 as a modification. Accordingly, additional compensation of $46 was calculated as the fair value of the modified awards in excess of the fair value of the original awards measured immediately before its terms had been modified based on current circumstances and recorded incremental fair value as an immediate or future expense based on the vesting schedule of the relevant options.

The weighted average grant date fair value of share options granted during the years ended December 31, 2023, 2022 and 2021 was $1.66, $0.51 and $0.44 per share option, respectively.

During the year ended December 31, 2023, 168,447 share options were exercised for a total amount of $49. During the years ended December 31, 2022 and 2021, share options have not been exercised into Ordinary Shares.

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

	Year ended December 31
	2023	2022	2021

Volatility (%)	60.48%-61.49%	61.49%	64.75%
Risk-free interest rate (%)	3.7%-4.3%	3.64%-3.85%	0.09%
Dividend yield (%)	-	-	-
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.48-4.00	1.83	1.80-3.20
Share price ($)	1.48-3.73	3.30	3.20

As of December 31, 2023, there was $841 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense on a straight-line basis over the requisite service periods, which results in a weighted average period of approximately 1.33 years over which the unrecognized compensation expense is expected to be recognized.

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2023, 2022 and 2021 was comprised as follows:

	Year ended December 31
	2023	2022	2021

Research and development	$216	$144	$94
Sales and marketing	41	49	45
General and administrative	106	29	18
	$363	$222	$157